Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($)	3 Months Ended			6 Months Ended		7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounts Receivable, Noncurrent, Past Due [Line Items]
Other sales						$ 61,675
Total revenue	$ 1,314,968	$ 1,120,224		$ 2,830,877		$ 7,625,222
Construction Sales [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Construction sales		1,120,224
Other Sales [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Other sales